Document and Entity Information	Aug. 11, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001701732
Document Type	8-K
Document Period End Date	Aug. 11, 2020
Entity Registrant Name	Altair Engineering Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38263
Entity Tax Identification Number	38-2591828
Entity Address, Address Line One	1820 E. Big Beaver Road
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48083
City Area Code	(248)
Local Phone Number	614-2400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock Par value $0.0001 per share
Trading Symbol	ALTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false